Subsidiary undertakings (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiary undertakings [Abstract]
Summary of Subsidiaries and Joint Operations

Details of the subsidiaries and joint operations of the Group are set out below:

	Name and registered office	Ownership interest
Subsidiaries	GeoPark Argentina S.A.U (Argentina)	100%
	GeoPark Latin America Limited (Bermuda)	100%
	GeoPark Latin America Limited – Agencia en Chile (Chile)	100% (a)
	GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. (Brazil)	100% (a)
	GeoPark Chile S.p.A. (Chile)	100% (a)
	GeoPark Fell S.p.A. (Chile)	100% (a)
	GeoPark Magallanes Limitada (Chile)	100% (a)
	GeoPark TdF S.p.A. (Chile)	100% (a)
	GeoPark Colombia S.A.S. (Colombia)	100% (a)
	GeoPark Latin America S.L.U. (Spain)	100% (a)
	GeoPark Colombia S.L.U. (Spain)	100% (a)
	GeoPark S.A.C. (Peru)	100% (a)
	GeoPark Perú S.A.C. (Peru)	100% (a)
	GeoPark Operadora del Perú S.A.C. (Peru)	100% (a)
	GeoPark Colombia E&P S.A. (Panama)	100% (a)
	GeoPark Colombia E&P Sucursal Colombia (Colombia)	100% (a)
	GeoPark Mexico S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark E&P S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark Perú S.A.C. Sucursal Ecuador (Ecuador)	100% (a)
	GeoPark (UK) Limited (United Kingdom)	100%
Joint operations	Flamenco Block (Chile)	50% (c)
	Campanario Block (Chile)	50% (c)
	Isla Norte Block (Chile)	60% (c)
	Llanos 34 Block (Colombia)	45% (c)
	Llanos 32 Block (Colombia)	12.5%
	Puelen Block (Argentina)	18% (d)
	Sierra del Nevado Block (Argentina)	18% (d)
	CN-V Block (Argentina)	50%
	Los Parlamentos Block (Argentina)	50%
	Manati Field (Brazil)	10%
	POT-T-747 Block (Brazil)	70% (c) (d)
	REC-T-128 Block (Brazil)	70% (c)
	POT-T-785 Block (Brazil)	70% (c)
	Morona Block (Peru)	75% (c)
	Espejo Block (Ecuador)	50% (c)
	Perico Block (Ecuador)	50%
	Llanos 86 Block (Colombia)	50% (c)
	Llanos 87 Block (Colombia)	50% (c)
	Llanos 104 Block (Colombia)	50% (c)
	Llanos 123 Block (Colombia)	50% (c)
	Llanos 124 Block (Colombia)	50% (c)
(a)	Indirectly owned.
(b)	Dormant companies.
(c)	GeoPark is the operator.
(d)	In process of relinquishment.